INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule Of Inventory
	December 31,
	2014	2015

Raw materials	$11,535	$6,984
Work in progress	1,473	252
Finished products	48,822	42,454

	$61,830	$49,690